GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Service, Investor, Class R, Class R6, and Class P Shares

(as applicable) of the

Goldman Sachs Government Income Fund

Goldman Sachs Inflation Protected Securities Fund

Goldman Sachs Global Income Fund

(the “Funds”)

Supplement dated March 30, 2020 to the

Statement of Additional Information (“SAI”),

dated July 29, 2019, as supplemented to date

Effective March 31, 2020, Mark Van Wyk will no longer serve as a portfolio manager for the Goldman Sachs Government Income Fund and Goldman Sachs Inflation Protected Securities Fund. In addition, effective March 31, 2020, Peter Stone will serve as a portfolio manager for the Goldman Sachs Government Income Fund and Goldman Sachs Inflation Protected Securities Fund. Michael Swell will continue to serve as a portfolio manager for the Goldman Sachs Government Income Fund. Matthew Kaiser will continue to serve as portfolio manager for the Goldman Sachs Government Income Fund and Goldman Sachs Inflation Protected Securities Fund.

Also, the Board of Trustees of the Goldman Sachs Trust has recently approved a change in the name, investment objective and principal investment strategy of the Goldman Sachs Global Income Fund. These changes will become effective after the close of business on April 30, 2020.

The Goldman Sachs Global Income Fund’s name will change to the “Goldman Sachs Global Core Fixed Income Fund.”

The Goldman Sachs Global Income Fund’s current investment objective is to seek a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. The Goldman Sachs Global Income Fund’s new investment objective will be to seek a total return consisting of capital appreciation and income.

Accordingly, effective March 31, 2020, the Funds’ disclosures are modified as follows:

All references to Mr. Van Wyk in the SAI are deleted in their entirety.

The following rows are added to the table under “Government Income Fund” and “Inflation Protected Securities Fund” in the “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” subsection of the “MANAGEMENT SERVICES” section of the SAI:

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Account Type						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets Managed (mm)	Number of Accounts	Assets Managed (mm)	Number of Accounts	Assets Managed (mm)	Number of Accounts	Assets Managed (mm)	Number of Accounts	Assets Managed (mm)	Number of Accounts	Assets Managed (mm)
Government Income Fund
Fixed Income–Investment Management Team
Peter Stone**	36	$20,387	195	$75,106	6,117	$250,340	—	$—	3	$1,101	29	$17,347
Inflation Protected Securities Fund
Fixed Income–Investment Management Team
Peter Stone**	36	$20,387	195	$75,106	6,117	$250,340	—	$—	3	$1,101	29	$17,347

**	Information for this Portfolio Manager is as of December 31, 2019.

The following rows are added to the table under “Government Income Fund” and “Inflation Protected Securities Fund” in the “Portfolio Managers – Portfolio Managers’ Ownership of Securities in the Funds They Manage” subsection of the “MANAGEMENT SERVICES” section of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager
Government Income Fund
Peter Stone**	None
Inflation Protected Securities Fund
Peter Stone**	None

**                Information for this Portfolio Manager is as of December 31, 2019.

On April 30, 2020, the Fund’s SAI is revised as follows:

All references in the SAI to the “Goldman Sachs Global Income Fund” are replaced with “Goldman Sachs Global Core Fixed Income Fund.”

The following replaces in its entirety the first paragraph under “Investment Objectives and Policies — Global Income Fund” in the SAI:

The Global Core Fixed Income Fund is designed for investors seeking a total return consisting of capital appreciation and income.

This Supplement should be retained with your SAI for future reference.

FISAISTK03-20

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